     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 2000


                                                    REGISTRATION NOS.: 33-41187
                                                                       811-6330
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-1A
                            REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                 [X]
                           PRE-EFFECTIVE AMENDMENT NO.                   [ ]
                        POST-EFFECTIVE AMENDMENT NO. 10                  [X]
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                            [X]
                                AMENDMENT NO. 11                         [X]

                               ----------------

           MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600
                               BARRY FINK, ESQ.
                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copy to:
                            STUART M. STRAUSS, ESQ.
                              MAYER BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019

                               ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:


 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


                         immediately upon filing pursuant to paragraph (b)
                    ---
                     X   on July 31, 2000 pursuant to paragraph (b)
                    ---
                         60 days after filing pursuant to paragraph (a)
                    ---
                         on (date) pursuant to paragraph (a) of rule 485.
                    ---


                               ----------------

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

================================================================================

                                                      PROSPECTUS - JULY 31, 2000


Morgan Stanley Dean Witter

              ----------------------------------------------------------------

                                                 SHORT-TERM U.S. TREASURY TRUST












                                               A MUTUAL FUND THAT SEEKS CURRENT
                                INCOME, PRESERVATION OF PRINCIPAL AND LIQUIDITY


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CONTENTS


The Fund                    Investment Objective ...........................  1
                            Principal Investment Strategies ................  1
                            Principal Risks ................................  1
                            Past Performance ...............................  3
                            Fees and Expenses ..............................  4
                            Additional Investment Strategy Information .....  4
                            Fund Management ................................  5

Shareholder Information     Pricing Fund Shares ............................  6
                            How to Buy Shares ..............................  6
                            How to Exchange Shares .........................  7
                            How to Sell Shares ............................. 10
                            Distributions .................................. 12
                            Tax Consequences ............................... 12

Financial Highlights        ................................................ 14

Our Family of Funds         ................................. Inside Back Cover

                            This Prospectus contains important information about the Fund. Please read it carefully and keep it for future reference.

THE FUND


[GRAPHIC OMITTED]


      INVESTMENT OBJECTIVE
--------------------------------

          Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust seeks current income, preservation of principal and liquidity.





[GRAPHIC OMITTED]


      PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------

[sidebar]
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
[end sidebar]


          The Fund will invest all of its net assets in U.S. Treasury securities. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain a portfolio with a dollar-weighted average maturity of less than 3 years.

          U.S. Treasury securities are direct obligations of the U.S. government and can take the form of bonds, notes or bills. The U.S. government borrows money from the investor who buys the security. U.S. Treasury securities generally pay interest at regular intervals until they mature, at which point investors get their principal back. U.S. Treasury securities are backed by the "full faith and credit" of the U.S. government.


          Zero Coupon Treasury Securities. A portion of the U.S. Treasury securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).


          In pursuing the Fund's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which trading strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading strategies while not using others.




[GRAPHIC OMITTED]


      PRINCIPAL RISKS
--------------------------

          There is no assurance that the Fund will achieve its investment objective. The Fund's share price and yield will fluctuate with changes in the market value of the Fund's portfolio securities. The Fund's yield also will vary based on the yield of the Fund's portfolio securities. Neither the value nor the yield of the U.S. government securities that the Fund invests in (or the value or yield of the Fund's shares) is guaranteed by the

          U.S. government. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.


          U.S. Treasury Securities. A principal risk of investing in the Fund is associated with its U.S. Treasury securities, which are fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. The credit risk associated with U.S. Treasury securities is minimal.


          Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.



HOW INTEREST RATES AFFECT BOND PRICES
---------------------------------------------------------------------------------------------------
                                                      PRICE PER $1,000 OF A BOND IF INTEREST RATES:
                                                      ---------------------------------------------
                                                            INCREASE                DECREASE
---------------------------------------------------------------------------------------------------
  Bond Maturity                         Coupon           1%          2%          1%          2%
---------------------------------------------------------------------------------------------------
  1 Year                                 N/A           $1,000      $1,000      $1,000      $1,000
---------------------------------------------------------------------------------------------------
  5 Years                                5.875%        $  951      $  920      $1,018      $1,054
---------------------------------------------------------------------------------------------------
  10 Years                                6.00%        $  910      $  853      $1,038      $1,110
---------------------------------------------------------------------------------------------------
  30 Years                               6.125%        $  841      $  748      $1,093      $1,264
---------------------------------------------------------------------------------------------------



           Coupons reflect yields on Treasury securities as of December 31, 1999. The table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.



          The interest earned on zero coupon Treasury securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest.


          The performance of the Fund also will depend on whether the Investment Manager is successful in pursuing the Fund's investment strategy.

          Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.




[GRAPHIC OMITTED]


      PAST PERFORMANCE
----------------------------

          The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.


[sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over the past 8 calendar years.
[end sidebar]



                         ANNUAL TOTAL RETURNS -- CALENDAR YEARS

     5.38%     4.96%    (1.23)%    9.82%     3.89%     6.07%     6.90%     1.36%

     1992      '93       '94        '95      '96       '97       '98       '99


            Year-to-date total return as of June 30, 2000 was 2.47%.


          During the periods shown in the bar chart, the highest return for a calendar quarter was 4.02% (quarter ended September 30, 1998) and the lowest return for a calendar quarter was -1.34% (quarter ended March 31, 1994).


[sidebar]
AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Fund's average annual total returns with those of a broad measure of market performance over time.
[end sidebar]

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
------------------------------------------------------------------------------------
                                                                      LIFE OF FUND
                                        PAST 1 YEAR   PAST 5 YEARS   (SINCE 8/13/91)
------------------------------------------------------------------------------------
  Short-Term U.S. Treasury Trust       1.36%         5.57%          5.01%
------------------------------------------------------------------------------------
  Lehman Brothers 1-3 year Government
  Bond Index(1)                        2.97%         6.47%          5.91%(2)
------------------------------------------------------------------------------------




1 The Lehman Brothers 1-3 year Government Bond Index is a sub-index of the Lehman Brothers Government Bond Index and is comprised of Agency and Treasury securities with maturities of one to three years. The index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

2    For the period August 31, 1991 to December 31, 1999.

[GRAPHIC OMITTED]



      FEES AND EXPENSES
-----------------------------

          The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose an initial or deferred sales charge and does not charge account or exchange fees.


[sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted
from the Fund's assets and are
based on expenses paid for the
fiscal year ended May 31, 2000.
[end sidebar]


ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------
  Management fee                                0.35%
------------------------------------------------------
  Distribution and service (12b-1) fees         0.34%
------------------------------------------------------
  Other expenses                                0.11%
------------------------------------------------------
  Total annual Fund operating expenses          0.80%
------------------------------------------------------


          Example

          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


          The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


EXPENSES OVER TIME
--------------------------------------
 1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------- --------- --------- ---------
$82      $255      $444      $990
-------- --------- --------- ---------



[GRAPHIC OMITTED]


      ADDITIONAL INVESTMENT STRATEGY INFORMATION
---------------------------------------------------------

          This section provides additional information relating to the Fund's principal investment strategies.


          Portfolio Turnover. The Fund may engage in active and frequent trading of its portfolio securities. The Financial Highlights Table at the end of this Prospectus shows the Fund's portfolio turnover rates during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders. See the sections on "Distributions" and "Tax Consequences."



          The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment and refer to the Fund's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require the Fund to sell any portfolio security. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.



[GRAPHIC OMITTED]


       FUND MANAGEMENT
----------------------------

[sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, had approximately $150 billion in assets under management as of June 30, 2000.
[end sidebar]


          The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.


          The Fund's portfolio is managed within the Investment Manager's Taxable Fixed Income Group. Rajesh K. Gupta, Senior Vice President and Director of the Taxable Fixed-Income Group and Chief Administrative Officer of Investments of the Investment Manager, is the Fund's portfolio manager. Co-management has been provided by Sally Sancimino, a Vice President of the Investment Manager, since July 2000. Both Mr. Gupta and Ms. Sancimino have been portfolio managers at the Investment Manager for over five years.


          The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended May 31, 2000, the Fund accrued total compensation to the Investment Manager amounting to 0.35% of the Fund's average daily net assets.

SHAREHOLDER INFORMATION


[GRAPHIC OMITTED]


       PRICING FUND SHARES
-------------------------------
          The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities.



          The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.



          The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price.


          An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Short-term debt portfolio securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.




[GRAPHIC OMITTED]


      HOW TO BUY SHARES
------------------------------

[sidebar]
CONTACTING A FINANCIAL ADVISOR
If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (877) 937-MSDW (toll-free) for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at:
www.msdw.com/individual/funds
[end sidebar]


          You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.



          When you buy Fund shares, the shares are purchased at the next share price calculated after we receive your purchase order. You begin earning dividends on the next business day after the shares are purchased. We reserve the right to reject any order for the purchase of Fund shares.

[sidebar]
EASYINVEST(SM)
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[end sidebar]


MINIMUM INVESTMENT AMOUNTS
----------------------------------------------------------
                                    MINIMUM INVESTMENT
                                    ------------------
INVESTMENT OPTIONS                  INITIAL     ADDITIONAL
----------------------------------------------------------
  Regular Accounts:                $ 10,000      $  100
----------------------------------------------------------
  EasyInvest(SM)
  (Automatically from your
  checking or savings account
  or Money Market Fund)            $  1,000*     $  100*
----------------------------------------------------------


*    Provided your schedule of investments totals $10,000 in twelve months.


          Subsequent Investments Sent Directly to the Fund. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

          o Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, and the investment amount. The letter must be signed by the account owner(s).

          o Make out a check for the total amount payable to: Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust.

          o Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

          PLAN OF DISTRIBUTION The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees of up to 0.35% for the sale and distribution of shares. It also allows the Fund to pay for services to shareholders of shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in shares and may cost you more than paying other types of sales charges.




[GRAPHIC OMITTED]


      HOW TO EXCHANGE SHARES
------------------------------------
          Permissible Fund Exchanges. You may only exchange shares of the Fund for shares of other continuously offered Morgan Stanley Dean Witter Funds if the Fund shares were acquired in an exchange of shares initially purchased in a Multi-Class Fund or an FSC Fund (subject to a front-end sales charge). In that case, the shares may be subsequently re-exchanged for shares of the same Class of any Multi-Class Fund or FSC Fund or for shares of a No-Load Fund, a Money Market Fund or North American Government Income Trust. Of course, if an exchange is not permitted, you may sell shares of the Fund and buy another fund's shares with the proceeds.


          See the inside back cover of this Prospectus for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or FSC Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that fund's prospectus for its designation.


          The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.



          Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative, or by calling
          (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.



          An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.



          The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.


          Telephone Exchanges. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.



          Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.



          Exchanging Shares of Another Fund Subject to a Contingent Deferred Sales Charge ("CDSC"). There are special considerations when you exchange shares subject to a CDSC of another Morgan Stanley Dean Witter Fund for shares of the Fund. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Fund will not be counted. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into the Fund. Nevertheless, if shares subject to a CDSC are exchanged for shares of the Fund, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in the Fund up to the amount of any applicable CDSC. See the prospectus of the fund that charges the CDSC for more details.


          Tax Considerations of Exchanges. If you exchange shares of the Fund for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.



          You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.



          Limitations on Exchanges. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Dean Witter Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.



          For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call
          (800) 869-NEWS.

[GRAPHIC OMITTED]


      HOW TO SELL SHARES
-------------------------------
          You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.


OPTIONS               PROCEDURES
--------------------- -----------------------------------------------------------------------------------------------
  Contact Your        To sell your shares, simply call your Morgan Stanley Dean Witter Financial Advisor or other
  Financial Advisor   authorized financial representative.
                      -----------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]     Payment will be sent to the address to which the account is registered or deposited in your
                      Dean Witter Reynolds brokerage account.
--------------------- -----------------------------------------------------------------------------------------------
  Check-writing       You may order a supply of blank checks by requesting them on the investment application or
  Option              by contacting your Morgan Stanley Dean Witter Financial Advisor.
                      -----------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]     Checks may be written in any amount not less than $500. You must sign checks exactly as their shares are registered. If the account is a joint account, the check may contain one signature unless the joint owners have specified on an investment application that all owners are required to sign checks. Only accounts in which no share certificates have been issued are eligible for the checkwriting privilege.
                      -----------------------------------------------------------------------------------------------
                      Payment of check proceeds normally will be made on the next business day after we receive your check in proper form. Shares purchased by check (including a certified or bank cashier's check) are not normally available to cover redemption checks until fifteen days after Morgan
                      Stanley Dean Witter Trust FSB receives the check used for investment. A check will not be honored in an amount exceeding the value of the account at the time the check is presented for payment.
                      -----------------------------------------------------------------------------------------------
  By Letter           You may also sell your shares by writing a "letter of instruction" that includes:
[GRAPHIC OMITTED]     o  your account number;
                      o  the dollar amount or the number of shares you wish to sell; and
                      o  the signature of each owner as it appears on the account.
                      -----------------------------------------------------------------------------------------------
                      If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean Witter Trust FSB. (You should contact Morgan Stanley Dean Witter Trust FSB at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.)  A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                      -----------------------------------------------------------------------------------------------
                      Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey City, NJ
                      07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                      -----------------------------------------------------------------------------------------------
                      A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
                      -----------------------------------------------------------------------------------------------

OPTIONS             PROCEDURES
------------------- -----------------------------------------------------------------------------------------------
  Systematic        If your investment in all of the Morgan Stanley Dean Witter Family of Funds has a total
  Withdrawal Plan   market value of at least $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly,
[GRAPHIC OMITTED]   quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.
                    -----------------------------------------------------------------------------------------------
                    When you sell Fund shares through the Systematic Withdrawal Plan, the shares may be subject to a contingent deferred sales charge ("CDSC") if they were obtained in exchange for shares subject to a CDSC of another Morgan Stanley Dean Witter Fund. The CDSC, however, will be waived in an amount up to 12% annually of the Fund's value, although Fund shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a
                    CDSC. See the prospectus of the fund that charges the CDSC for more details.
                    -----------------------------------------------------------------------------------------------
                    To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley Dean Witter
                    Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund
                    "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
                    -----------------------------------------------------------------------------------------------
  By Telephone      To sell shares by telephone or wire, first complete a telephone redemption application
  or Wire           designating a bank account. Redemptions for more than $1,000 will be wired to your bank account (your bank may charge a fee for this service). For redemptions for less than $1,000, a
[GRAPHIC OMITTED]   check will be mailed to your bank account. If you hold share certificates, you may not redeem those shares by this method. For more information or to request a telephone redemption
[GRAPHIC OMITTED]   application, call Morgan Stanley Dean Witter Trust FSB at (800) 869-NEWS.
                    -----------------------------------------------------------------------------------------------


          Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.



          Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.



          Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $1,000 or in the case of an account opened through EasyInvest(SM), if after 12 months the shareholder has invested less than $10,000 in the account.


          However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.


          Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[GRAPHIC OMITTED]



      DISTRIBUTIONS
------------------------

[sidebar]
TARGETED DIVIDENDS(SM)
You may select to have your Fund distributions automatically invested in another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[end sidebar]

          The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns interest from fixed-income investments. Also, any zero coupon security investments under federal law accrue a portion of the discount at which the security was purchased as income even though the Fund receives no interest payments in cash. Interest is passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."


          Normally, income dividends are declared on each day the New York Stock Exchange is open for business and are distributed to shareholders monthly. Capital gains, if any, are usually distributed in December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.


          Distributions are reinvested automatically in additional shares of the Fund and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, processing of your dividend checks begins immediately following the monthly payment date, and the Fund will mail a monthly dividend check to you normally during the first seven days of the following month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.




[GRAPHIC OMITTED]


       TAX CONSEQUENCES
----------------------------
          As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.


          Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

          o    The Fund makes distributions; and

          o You sell Fund shares, including an exchange to another Morgan Stanley Dean Witter Fund.

          Taxes on Distributions.


          --Federal Taxes. Your distributions are normally subject to federal income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. Any income dividend distributions and any short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.



          --State and Local Taxes. Your dividend distributions from net investment income are normally exempt from state and local income taxes. Any short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.


          Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.



          TAXES ON SALES. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.


          When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).



This information has been audited by PricewaterhouseCoopers, LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.





FOR THE YEAR ENDED MAY 31,                           2000             1999           1998           1997           1996
--------------------------                           ----             ----           ----           ----           ----
 SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $   9.90         $  9.96        $  9.85        $  9.84        $   9.98
--------------------------------------------      --------         --------       --------       --------       --------
 Income (loss) from investment operations:
  Net investment income                               0.51             0.50          0.53           0.54            0.54
  Net realized and unrealized gain (loss)            (0.24)           (0.06)         0.11             --           (0.14)
                                                  --------         --------       --------       --------       --------
 Total income from investment operations              0.27             0.44          0.64           0.54            0.40
--------------------------------------------      --------         --------       --------       --------       --------
 Less dividends from net investment income           (0.51)           (0.50)        (0.53)         (0.53)          (0.54)
--------------------------------------------      --------         --------       --------       --------       --------
 Net asset value, end of period                   $   9.66         $   9.90       $   9.96       $   9.85       $   9.84
--------------------------------------------      --------         --------       --------       --------       --------
 TOTAL RETURN+                                        2.83%            4.50%          6.68%          5.63%          4.09%
--------------------------------------------      --------         --------       --------       --------       --------
 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
 Expenses                                             0.80%(1)         0.80%          0.82%          0.83%          0.84%
--------------------------------------------      --------         --------       --------       --------       --------
 Net investment income                                5.25%            4.95%          5.30%          5.42%          5.33%
--------------------------------------------      ----------       --------       --------       --------       --------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands          $267,933         $313,059       $241,025       $230,267       $258,637
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               255%             164%            95%           149%            63%
------------------------------------------------------------------------------------------------------------------------



+ Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.

NOTES



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                                                                              15

NOTES



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16

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS

                  The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!


------------------------------------------------------------------------------------------------------------
 GROWTH FUNDS     Aggressive Equity Fund           THEME FUNDS
                  American Opportunities Fund      Financial Services Trust
                  Capital Growth Securities        Health Sciences Trust
                  Developing Growth Securities     Information Fund
                  Growth Fund                      Natural Resource Development Securities
                  Market Leader Trust
                  Mid-Cap Equity Trust             GLOBAL/INTERNATIONAL FUNDS
                  Next Generation Trust            Competitive Edge Fund - "Best Ideas"
                  Small Cap Growth Fund             Portfolio
                  Special Value Fund               European Growth Fund
                  Tax-Managed Growth Fund          Fund of Funds - International Portfolio
                  21st Century Trend Fund          International Fund
                                                   International SmallCap Fund
                                                   Japan Fund
                                                   Latin American Growth Fund
                                                   Pacific Growth Fund
------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUNDS     Balanced Growth Fund                  Total Return Trust
                           Balanced Income Fund                  Value Fund
                           Convertible Securities Trust          Value-Added Market Series/Equity Portfolio
                           Dividend Growth Securities
                           Equity Fund                           THEME FUNDS
                           Fund of Funds - Domestic Portfolio    Real Estate Fund
                           Income Builder Fund                   Utilities Fund
                           S&P 500 Index Fund
                           S&P 500 Select Fund                   GLOBAL FUNDS
                           Strategist Fund                       Global Dividend Growth Securities
                           Total Market Index Fund               Global Utilities Fund
------------------------------------------------------------------------------------------------------------
 INCOME FUNDS     GOVERNMENT INCOME FUNDS             GLOBAL INCOME FUNDS
                  Federal Securities Trust            North American Government Income Trust
                  Short-Term U.S. Treasury Trust      World Wide Income Trust
                  U.S. Government Securities Trust
                                                      TAX-FREE INCOME FUNDS
                  DIVERSIFIED INCOME FUNDS            California Tax-Free Income Fund
                  Diversified Income Trust            Hawaii Municipal Trust(FSC)
                                                      Limited Term Municipal Trust(NL)
                  CORPORATE INCOME FUNDS              Multi-State Municipal Series Trust(FSC)
                  High Yield Securities               New York Tax-Free Income Fund
                  Intermediate Income Securities      Tax-Exempt Securities Trust
                  Short-Term Bond Fund(NL)
------------------------------------------------------------------------------------------------------------
 MONEY MARKET FUNDS     TAXABLE MONEY MARKET FUNDS                 TAX-FREE MONEY MARKET FUNDS
                        Liquid Asset Fund(MM)                      California Tax-Free Daily Income Trust(MM)
                        U.S. Government Money Market Trust(MM)     New York Municipal Money Market Trust(MM)
                                                                   Tax-Free Daily Income Trust(MM)
------------------------------------------------------------------------------------------------------------



There may be funds created after this Prospectus was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL -- No-Load (Mutual) Fund; MM -- Money Market Fund; FSC -- A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                                      PROSPECTUS - JULY 31, 2000
--------------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                         www.msdw.com/individual/funds

Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102

  TICKER SYMBOL:

     DWSHX



(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-6330)


Morgan Stanley Dean Witter
---------------------------------------
                                                                     SHORT-TERM
                                                             U.S. TREASURY TRUST





                                                                  A MUTUAL FUND
                                                             THAT SEEKS CURRENT
                                                           INCOME, PRESERVATION
                                                      OF PRINCIPAL AND LIQUIDITY

STATEMENT OF ADDITIONAL INFORMATION
                                        MORGAN STANLEY DEAN WITTER
                                        SHORT-TERM U.S. TREASURY TRUST

July 31, 2000



--------------------------------------------------------------------------------

     This Statement of Additional Information is not a Prospectus. The Prospectus (dated July 31, 2000) for Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.





Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I.    Fund History ...................................................  4
II.   Description of the Fund and Its Investments and Risks ..........  4
      A. Classification ..............................................  4
      B. Investment Strategies and Risks .............................  4
      C. Fund Policies/Investment Restrictions .......................  4
III.  Management of the Fund .........................................  5
      A. Board of Trustees ...........................................  5
      B. Management Information ......................................  5
      C. Compensation ................................................ 10
IV.   Control Persons and Principal Holders of Securities ............ 12
V.    Investment Management and Other Services ....................... 12
      A. Investment Manager .......................................... 12
      B. Principal Underwriter ....................................... 12
      C. Services Provided by the Investment Manager ................. 13
      D. Rule 12b-1 Plan ............................................. 13
      E. Other Service Providers ..................................... 15
      F. Codes of Ethics ............................................. 16
VI.   Brokerage Allocation and Other Practices ....................... 16
      A. Brokerage Transactions ...................................... 16
      B. Commissions ................................................. 16
      C. Brokerage Selection ......................................... 17
      D. Directed Brokerage .......................................... 17
      E. Regular Broker-Dealers ...................................... 17
VII.  Capital Stock and Other Securities ............................. 17
VIII. Purchase, Redemption and Pricing of Shares ..................... 18
      A. Purchase/Redemption of Shares ............................... 18
      B. Offering Price .............................................. 18
IX.   Taxation of the Fund and Shareholders .......................... 19
X.    Underwriters ................................................... 20
XI.   Calculation of Performance Data ................................ 20
XII.  Financial Statements ........................................... 21

                      Glossary of Selected Defined Terms

     The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).


     "Custodian" - The Bank of New York is the Custodian of the Fund's assets.


     "Dean Witter Reynolds" - Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.


     "Distributor" - Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.


     "Financial Advisors" - Morgan Stanley Dean Witter authorized financial services representatives.



     "Fund" - Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, a registered open-end investment company.



     "Independent Trustees" - Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.



     "Investment Manager" - Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.



     "Morgan Stanley & Co." - Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.


     "Morgan Stanley Dean Witter Funds" - Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.


     "MSDW" - Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.


   "MSDW Services Company" - Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.


     "Transfer Agent" - Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.


     "Trustees" - The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------
     The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on June 4, 1991 with the name Dean Witter Short-Term U.S. Treasury Trust. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust.


II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------
A. CLASSIFICATION


     The Fund is an open-end, diversified management investment company whose investment objective is to seek current income, preservation of principal and liquidity.


B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information," and "Additional Risk Information."


     When-Issued and Delayed Delivery Securities and Firm Commitments. The Fund may purchase U.S. Treasury securities on a when-issued or delayed delivery basis or may purchase or sell U.S. Treasury securities on a firm commitment basis. For example, the Fund may wish to purchase U.S. Treasury notes and bonds sold at periodic U.S. Treasury auctions prior to their issuance ("when-issued"). When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or firm commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or firm commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. The Fund will also establish a segregated account with its custodian bank in which it will continually maintain cash or cash equivalents or other portfolio (U.S. Treasury) securities equal in value to commitments to purchase securities on a when issued, delayed delivery or firm commitment basis.



C. FUND POLICIES/INVESTMENT RESTRICTIONS

     The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or
(b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

     The Fund will:

     1. Seek current income, preservation of principal and liquidity.

     The Fund may not:

     1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities).

     2. Purchase common stock, preferred stock, warrants, other equity securities, corporate bonds, municipal bonds or industrial revenue bonds.


     3. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made. Borrowings in excess of 5% will be repaid before additional investments are made.

     4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets, but only to secure permitted borrowings or for temporary or emergency purposes.

     5. Sell securities short or purchase securities on margin.

     6. Write or purchase put or call options.

     7. Underwrite the securities of other issuers or purchase restricted securities.

     8. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interest.

     9. Make loans to others except through the purchase of qualified debt obligations in accordance with the Funds investment objectives and policies.

    10. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) borrowing money or (b) purchasing securities on a when-issued or delayed delivery basis or purchasing or selling securities on a forward commitment basis.

    11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, acquisition of assets or plan of reorganization.

     Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.


     For the fiscal years ended May 31, 1999 and May 31, 2000 the Fund's portfolio turnover rates were 164% and 255%, respectively. This variation resulted from the portfolio manager's response to varying market conditions during these periods.



III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
A. BOARD OF TRUSTEES


     The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.


B. MANAGEMENT INFORMATION


     TRUSTEES AND OFFICERS. The Board of the Fund consists of nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six

Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "management Trustees") are affiliated with the Investment Manager.


     The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the Morgan Stanley Dean Witter Funds (there were 93 such Funds as of the calendar year ended December 31, 1999), are shown below.







 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Michael Bozic (59) ........................   Vice Chairman of Kmart Corporation (since
Trustee                                       December 1998); Director or Trustee of the Morgan
c/o Kmart Corporation                         Stanley Dean Witter Funds; formerly Chairman
3100 West Big Beaver Road                     and Chief Executive Officer of Levitz Furniture
Troy, Michigan                                Corporation (November 1995-November 1998) and
                                              President and Chief Executive Officer of Hills
                                              Department Stores (May 1991-July 1995); formerly
                                              variously Chairman, Chief Executive Officer,
                                              President and Chief Operating Officer (1987-1991)
                                              of the Sears Merchandise Group of Sears, Roebuck
                                              and Co.; Director of Weirton Steel Corporation.

Charles A. Fiumefreddo* (67) ..............   Chairman, Director or Trustee and Chief Executive
Chairman of the Board,                        Officer of the Morgan Stanley Dean Witter Funds;
Chief Executive Officer and Trustee           formerly Chairman, Chief Executive Officer and
Two World Trade Center                        Director of the Investment Manager, the Distributor
New York, New York                            and MSDW Services Company; Executive Vice
                                              President and Director of Dean Witter Reynolds;
                                              Chairman and Director of the Transfer Agent;
                                              formerly Director and/or officer of various MSDW
                                              subsidiaries (until June 1998).

Edwin J. Garn (67) ........................   Director or Trustee of the Morgan Stanley Dean
Trustee                                       Witter Funds; formerly United States Senator (R-
c/o Summit Ventures LLC                       Utah) (1974-1992) and Chairman, Senate Banking
1 Utah Center                                 Committee (1980-1986); formerly Mayor of Salt
201 S. Main Street                            Lake City, Utah (1971-1974); formerly Astronaut,
Salt Lake City, Utah                          Space Shuttle Discovery (April 12-19, 1985); Vice
                                              Chairman, Huntsman Corporation (chemical
                                              company); Director of Franklin Covey (time
                                              management systems), BMW Bank of North
                                              America, Inc. (industrial loan corporation), United
                                              Space Alliance (joint venture between Lockheed
                                              Martin and the Boeing Company) and Nuskin Asia
                                              Pacific (multilevel marketing); member of the Utah
                                              Regional Advisory Board of Pacific Corp.; member
                                              of the board of various civic and charitable
                                              organizations.

 NAME, AGE, POSITION WITH FUND AND ADDRESS         PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   -----------------------------------------------------
Wayne E. Hedien (66) ......................   Retired; Director or Trustee of the Morgan Stanley
Trustee                                       Dean Witter Funds; Director of The PMI Group, Inc.
c/o Mayer, Brown & Platt                      (private mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees           Chairman of The Field Museum of Natural History;
1675 Broadway                                 formerly associated with the Allstate Companies
New York, New York                            (1966-1994), most recently as Chairman of The
                                              Allstate Corporation (March 1993-December 1994)
                                              and Chairman and Chief Executive Officer of its
                                              wholly-owned subsidiary, Allstate Insurance Company
                                              (July 1989-December 1994); director of various other
                                              business and charitable organizations.

James F. Higgins* (52) ....................   Chairman of the Private Client Group of MSDW
Trustee                                       (since May 1999); Director of the Transfer Agent
Two World Trade Center                        and Dean Witter Realty Inc.; Director or Trustee of
New York, New York                            various Morgan Stanley Dean Witter Funds (since
                                              June 2000); previously President and Chief
                                              Operating Officer of Individual Securities of MSDW
                                              (February 1997-May 1999), President and Chief
                                              Operating Officer of Dean Witter Securities of
                                              MSDW (1995-February 1997), and President and
                                              Chief Operating Officer of Dean Witter Financial
                                              (1989-1995) and Director (1985-1997) of Dean
                                              Witter Reynolds.

Dr. Manuel H. Johnson (51) ................   Senior Partner, Johnson Smick International, Inc.,
Trustee                                       a consulting firm; Co-Chairman and a founder of
c/o Johnson Smick International, Inc.         the Group of Seven Council (G7C), an international
1133 Connecticut Avenue, N.W.                 economic commission; Chairman of the Audit
Washington, D.C.                              Committee and Director or Trustee of the Morgan
                                              Stanley Dean Witter Funds; Director of Greenwich
                                              Capital Markets, Inc. (broker-dealer), Independence
                                              Standards Board (private sector organization
                                              governing independence of auditors) and NVR,
                                              Inc. (home construction); Chairman and Trustee of
                                              the Financial Accounting Foundation (oversight
                                              organization of the Financial Accounting Standards
                                              Board); formerly Vice Chairman of the Board of
                                              Governors of the Federal Reserve System and
                                              Assistant Secretary of the U.S. Treasury.

Michael E. Nugent (64) ....................   General Partner, Triumph Capital, L.P., a private
Trustee                                       investment partnership; Chairman of the Insurance
c/o Triumph Capital, L.P.                     Committee and Director or Trustee of the Morgan
237 Park Avenue                               Stanley Dean Witter Funds; formerly Vice President,
New York, New York                            Bankers Trust Company and BT Capital Corporation
                                              (1984-1988); director of various business
                                              organizations.

Philip J. Purcell* (56) ...................   Chairman of the Board of Directors and Chief
Trustee                                       Executive Officer of MSDW, Dean Witter Reynolds
1585 Broadway                                 and Novus Credit Services Inc.; Director of the
New York, New York                            Distributor; Director or Trustee of the Morgan
                                              Stanley Dean Witter Funds; Director of American
                                              Airlines, Inc. and its parent company, AMR
                                              Corporation; Director and/or officer of various
                                              MSDW subsidiaries.

  NAME, AGE, POSITION WITH FUND AND ADDRESS          PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------   -----------------------------------------------------
John L. Schroeder (69) ......................   Retired; Chairman of the Derivatives Committee
Trustee                                         and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                        Dean Witter Funds; Director of Citizens Utilities
Counsel to the Independent Trustees             Company (telecommunications, gas, electric
1675 Broadway                                   and water utilities company); formerly Executive
New York, New York                              Vice President and Chief Investment Officer of
                                                the Home Insurance Company (August 1991-
                                                September 1995).

Mitchell M. Merin (46) ......................   President and Chief Operating Officer of Asset
President                                       Management of MSDW (since December 1998);
Two World Trade Center                          President and Director (since April 1997) and Chief
New York, New York                              Executive Officer (since June 1998) of the
                                                Investment Manager and MSDW Services
                                                Company; Chairman, Chief Executive Officer and
                                                Director of the Distributor (since June 1998);
                                                Chairman and Chief Executive Officer (since June
                                                1998) and Director (since January 1998) of the
                                                Transfer Agent; Director of various MSDW
                                                subsidiaries; President of the Morgan Stanley Dean
                                                Witter Funds (since May 1999) Trustee of various
                                                Van Kampen investment companies (since
                                                December 1999); previously Chief Strategic Officer
                                                of the Investment Manager and MSDW Services
                                                Company and Executive Vice President of the
                                                Distributor (April 1997-June 1998), Vice President
                                                of the Morgan Stanley Dean Witter Funds
                                                (May 1997-April 1999), and Executive Vice
                                                President of Dean Witter, Discover & Co.

Barry Fink (45) .............................   General Counsel of Asset Management of MSDW
Vice President, Secretary and General Counsel   (since May 2000); Executive Vice President (since
Two World Trade Center                          December 1999) and Secretary and General
New York, New York                              Counsel (since February 1997) and Director (since
                                                July 1998) of the Investment Manager and MSDW
                                                Services Company; Vice President, Secretary and
                                                General Counsel of the Morgan Stanley Dean
                                                Witter Funds (since February 1997); Vice President
                                                and Secretary of the Distributor; previously, Senior
                                                Vice President (March 1997-December 1999), First
                                                Vice President, Assistant Secretary and Assistant
                                                General Counsel of the Investment Manager and
                                                MSDW Services Company.

Rajesh K. Gupta (40) ........................   Director of the Taxable Fixed-Income Group and
Vice President                                  Senior Vice President of the Investment Manager;
Two World Trade Center                          Vice President of various Morgan Stanley Dean
New York, New York                              Witter Funds.

Sally Sancimino (37) ........................   Vice President of various Morgan Stanley Dean
Vice President                                  Witter Funds.
Two World Trade Center
New York, New York

 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Thomas F. Caloia (54) .....................   First Vice President and Assistant Treasurer of the
Treasurer                                     Investment Manager, the Distributor and MSDW
Two World Trade Center                        Services Company; Treasurer of the Morgan
New York, New York                            Stanley Dean Witter Funds.


----------
* Denotes Trustees who are "interested persons" of the Fund as defined by the Investment Company Act.


     In addition, Ronald E. Robison, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company and President of MSDW Trust, Robert S. Giambrone, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and Peter M. Avelar, Director of the High Yield Group, Jonathan R. Page, Director of the Money Market Group and James F. Willison, Director of the Tax-Exempt Fixed Income Group, Senior Vice Presidents of the Investment Manager are Vice Presidents of the Fund.

     In addition, Marilyn K. Cranney, Todd Lebo, Lou Anne D. McInnis, Carsten Otto and Ruth Rossi, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and Natasha Kassian, Assistant Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.

     INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. Three of them also serve as members of the Derivatives Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Insurance Committee.

     The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

     The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.

     The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

     Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

     ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.



     TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.


C. COMPENSATION


     The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.



     The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended May 31, 2000.


                               FUND COMPENSATION



                                     AGGREGATE
                                   COMPENSATION
NAME OF INDEPENDENT TRUSTEE        FROM THE FUND
-------------------------------   --------------
Michael Bozic .................       $1,550
Edwin J. Garn .................       $1,550
Wayne E. Hedien ...............       $1,550
Dr. Manuel H. Johnson .........       $2,300
Michael E. Nugent .............       $2,050
John L. Schroeder .............       $2,000



     The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1999 for services to the 93 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1999.

            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS



                                     TOTAL CASH
                                    COMPENSATION
                                   FOR SERVICES TO
                                      93 MORGAN
                                    STANLEY DEAN
NAME OF INDEPENDENT TRUSTEE         WITTER FUNDS
-------------------------------   ----------------
Michael Bozic .................       $134,600
Edwin J. Garn .................        138,700
Wayne E. Hedien ...............        138,700
Dr. Manuel H. Johnson .........        208,638
Michael E. Nugent .............        193,324
John L. Schroeder .............        193,324



     As of the date of this Statement of Additional Information, 55 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an independent director/ trustee who retires after serving for at least five years (or such lesser period as may be determined by the board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/ trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

     Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.

     The following table illustrates the retirement benefits accrued to the Fund's independent directors/trustees by the Fund for the fiscal year ended May 31, 2000 and by the 55 Morgan Stanley Dean Witter Funds (including the Fund) for the calendar year ended December 31, 1999, and the estimated retirement benefits for the independent directors/trustees, to commence upon their retirement, from the Fund as of the fiscal year ended May 31, 2000 and from the 55 Morgan Stanley Dean Witter Funds as of the calendar year ended December 31, 1999.



   RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS



                                           FOR ALL ADOPTING FUNDS
                              ------------------------------------------------
                                  ESTIMATED                                                          ESTIMATED   ESTIMATED ANNUAL
                               CREDITED YEARS     RETIREMENT      ESTIMATED     RETIREMENT BENEFITS    ANNUAL        BENEFITS
                                OF SERVICE AT      BENEFITS     PERCENTAGE OF       ACCRUED AS        BENEFITS    UPON RETIREMENT
                                 RETIREMENT       ACCRUED AS       ELIGIBLE       EXPENSES BY ALL       UPON         FROM ALL
NAME OF INDEPENDENT TRUSTEE     (MAXIMUM 10)    FUND EXPENSES    COMPENSATION     ADOPTING FUNDS     RETIREMENT  ADOPTING FUNDS(2)
----------------------------- ---------------- --------------- --------------- -------------------- ----------- ------------------
Michael Bozic ...............        10        365                   60.44%           $20,933            907          $50,588
Edwin J. Garn ...............        10        593                   60.44             31,737            909           50,675
Wayne E. Hedien .............         9        692                   51.37             39,566            771           43,000
Dr. Manuel H. Johnson........        10        312                   60.44             13,129          1,360           75,520
Michael E. Nugent ...........        10        565                   60.44             23,175          1,209           67,209
John L. Schroeder ...........         8        913                   50.37             41,558            960           52,994


----------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement.
    In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.



(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1).

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

     The following owned 5% or more of the outstanding shares of the Fund as of July 7, 2000: City of Chicago FND 235, ATTN: Treasurer's Office, City Hall Room 204, Chicago, IL 60602 - 9.910%.


     As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.


V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------
A. INVESTMENT MANAGER



     The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.


     Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.35% to the net assets of the Fund determined as of the close of each business day.


     For the fiscal years ended May 31, 1998, 1999 and 2000, the Investment Manager accrued total compensation under the Management Agreement in the amounts of $841,955, $1,081,244 and $1,006,144, respectively.


     The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.


B. PRINCIPAL UNDERWRITER

     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.


     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.


     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


C. SERVICES PROVIDED BY THE INVESTMENT MANAGER


     The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

     Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

     Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses include, but are not limited to: fees pursuant to the Fund's 12b-1 Plan; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

     The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.


     The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.


D. RULE 12b-1 PLAN

     In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of Fund shares (the "Plan").

     The Investment Manager pays a retention fee to Morgan Stanley Dean Witter Financial Advisors at an annual rate of 0.05% of the value of shares of the Fund sold after January 1, 2000 and held for at least one year. Shares purchased through the reinvestment of dividends will be eligible for a retention fee, provided that such dividends were earned on shares otherwise eligible for a retention fee payment. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or MSDW's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.

     For the first year only, the retention fee is paid on any shares of the Fund sold after January 1, 2000 and held by shareholders on December 31, 2000.

     The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Investment Management Agreement, as well as from borrowed funds.


     The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the
Plan: (1) compensation to and expenses of Dean Witter Reynolds' Financial Advisors and other Selected Broker-Dealers' account executives and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

     The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.35 of 1% of the Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expenses will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors and other authorized financial representatives, may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Investment Manager provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


     The Fund accrued a total of $965,358 which amounts to a rate of 0.34%, pursuant to the Plan of Distribution for the fiscal year ended May 31, 2000. It is estimated that the amounts paid by the Fund for distribution were for expenses which relate to compensation of sales personnel and associated overhead expenses.


     Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

     Under the Plan, the Distributor provides the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.

     No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

     On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated;
(2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that the Plan is essential in order to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, is essential for effective investment management; and without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds's branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the Fund, and all material amendments to the Plan must also be approved by the Trustees. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.


E. OTHER SERVICE PROVIDERS

     (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT


     Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.


     (2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS


     The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 served as the independent accountants of the Fund for the fiscal year ended May 31, 2000. Effective July 1, 2000, PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281 was appointed the independent accountants for the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

     (3) Affiliated Persons

     The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.



F. CODES OF ETHICS

     The Fund, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.



VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------
A. BROKERAGE TRANSACTIONS


     Subject to the general supervision of the Board of Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of portfolio securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.


     During the fiscal years ended May 31, 1998, 1999 and 2000, the Fund paid no such brokerage commissions or concessions.



B. COMMISSIONS

     Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.


     During the fiscal years ended May 31, 1998, 1999 and 2000, the Fund did not effect any principal transactions with Dean Witter Reynolds.


     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

     During the fiscal years ended May 31, 1998, 1999 and 2000, the Fund paid no brokerage commissions to an affiliated broker or dealer.



C. BROKERAGE SELECTION

     The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

     In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

     The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.


     The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the relevant funds and/or client accounts involved and the number of shares available from the public offering.



D. DIRECTED BROKERAGE


     During the fiscal year ended May 31, 2000, the Fund did not pay any brokerage commissions to brokers because of research services provided.



E. REGULAR BROKER-DEALERS


     During the fiscal year ended May 31, 2000, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At May 31, 2000, the Fund did not own any securities issued by any of such issuers.



VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------
     The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

     The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus.


     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.


     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.


     All of the Trustees except for James F. Higgins have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.



VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------
A. PURCHASE/REDEMPTION OF SHARES


     Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus.

     TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

     The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

B. OFFERING PRICE

     The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities.

     The net asset value per share of the Fund is determined by taking the value of all the assets of the Fund, subtracting all liabilities, dividing by the number of shares outstanding and adjusting the result to nearest cent. The net asset value per share is determined by the Investment Manager as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.

     In the calculation of the Fund's net asset value: (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the bid price; and (2) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (valuation of securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors).

     Short-term taxable debt securities with remaining maturities of 60 days or less at time of purchase are valued at amortized cost, unless the Board determines such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark to market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Board of Trustees.


IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

     The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax- exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.


     INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

     The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

     Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such accrued discount as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS-Federal Taxes. Shareholders normally will have to pay federal income taxes on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.



     Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%.


     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.


     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income and short-term capital gains.


     State and Local Taxes. Because all States presently allow the pass-through of federal obligation interest derived from specific federal obligations, it is anticipated that substantially all of the interest income generated by the Fund and paid out to shareholders as net investment income will be exempt from the taxation of most state and local jurisdictions. Furthermore, any capital gains realized by the Fund will not be exempt from state and local taxes. It should be noted that although the Fund intends to invest only in securities the pass-through income from which is believed exempt from state and local income taxes, it is possible that a state or local taxing authority may seek to tax an investor on a portion of the interest income of a particular government obligation held by the Fund.


     After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income and the portion taxable as long-term capital gains.



X. UNDERWRITERS
--------------------------------------------------------------------------------

     The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."




XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------
     From time to time the Fund may quote its "yield" and/or its "total return" in advertisements and sales literature.

     Yield is calculated for any 30-day period as follows: the amount of interest income for each security in the Fund's portfolio is determined as described below; the total for the entire portfolio constitutes the Fund's gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income." The resulting amount is divided by the product of the maximum offering price per share on the last day of the period (reduced by any undeclared earned income per share that is expected to be declared shortly after the end of the period) multiplied by the average number of Fund shares outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. Based on this calculation, the Fund's annualized yield for the 30-day period ended May 31, 2000 was 5.90%.

     The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Fund's operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. Based on this calculation, the average annual total returns of the Fund for the one and five year periods ended May 31, 2000 and for the period August 13, 1991 (commencement of operations) through May 31, 2000 were 2.83%, 4.74% and 4.92%, respectively.

     In addition, the Fund may compute its aggregate total return for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value by the initial $1,000 investment and subtracting 1 from the result. The Fund's total returns for the one and five year periods ended May 31, 2000 and for the period August 13, 1991 (commencement of operations) through May 31, 2000 were 2.83%, 26.05% and 52.65%, respectively.

     The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund by adding 1 to the Fund's aggregate total return to date and multiplying by $10,000, $50,000 or $100,000, respectively. Investments of $10,000, $50,000 and $100,000 in the Fund since inception would have grown to $15,265, $76,325, and $152,650, respectively, at May 31, 2000.


     The Fund from time to time may also advertise its performance relative to certain performance rankings and indices compiled by recognized organizations.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EXPERTS. The financial statements of the Fund for the fiscal year ended May 31, 2000 included in this Statement of Additional Information and incorporated by reference in the Prospectus are included herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



                                   * * * * *

     This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST
PORTFOLIO OF INVESTMENTS May 31, 2000



 PRINCIPAL                       DESCRIPTION
 AMOUNT IN                           AND                           COUPON
 THOUSANDS                      MATURITY DATE                       RATE           VALUE
-----------   ------------------------------------------------   ----------   ---------------
              U.S. GOVERNMENT OBLIGATIONS (98.6%)
              U.S. Treasury Notes (80.2%)
  $ 4,000     08/15/03 .......................................     5.25 %     $  3,839,280
   21,600     01/31/03 .......................................     5.50         20,952,216
   20,500     11/15/04 .......................................     5.875        19,931,945
   16,000     08/15/04 .......................................     6.00         15,649,600
   12,000     12/31/01 .......................................     6.125        11,878,440
    6,000     08/31/00 .......................................     6.25          6,002,700
   38,000     10/31/01 .......................................     6.25         37,717,280
   24,000     02/15/03 .......................................     6.25         23,704,560
   22,000     08/31/01 .......................................     6.50         21,919,700
    7,000     11/15/01 .......................................     7.50          7,064,820
   15,000     02/15/01 .......................................     7.750        15,100,950
   31,000     08/15/00 .......................................     8.75         31,172,670
                                                                              ------------
                                                                               214,934,161
                                                                              ------------
              U.S. Treasury Strips (18.4%)
   19,000     08/15/00 .......................................     0.00         18,776,180
    8,000     08/15/01 .......................................     0.00          7,375,360
   15,900     05/15/02 .......................................     0.00         13,962,108
   11,000     05/15/03 .......................................     0.00          9,070,930
                                                                              ------------
                                                                                49,184,578
                                                                              ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Identified Cost $268,121,941) (a)..............    98.6 %       264,118,739
              OTHER ASSETS IN EXCESS OF LIABILITIES ..........     1.4           3,814,268
                                                                 -----        ------------
              NET ASSETS .....................................   100.0 %      $267,933,007
                                                                 =====        ============



---------------------

(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $7,320 and the aggregate gross unrealized depreciation is $4,010,522, resulting in net unrealized depreciation of $4,003,202.




                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
May 31, 2000





ASSETS:
Investments in securities, at value
  (identified cost $268,121,941)..........................   $264,118,739
Cash .....................................................        203,878
Receivable for:
   Interest ..............................................      3,373,627
   Shares of beneficial interest sold ....................      1,903,132
Prepaid expenses and other assets ........................         17,578
                                                             -------------
   TOTAL ASSETS ..........................................    269,616,954
                                                             -------------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased .............      1,212,191
   Dividends to shareholders .............................        205,905
   Plan of distribution fee ..............................         84,161
   Investment management fee .............................         84,161
Accrued expenses and other payables ......................         97,529
                                                             -------------
   TOTAL LIABILITIES .....................................      1,683,947
                                                             -------------
   NET ASSETS ............................................   $267,933,007
                                                             ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..........................................   $294,643,266
Net unrealized depreciation ..............................     (4,003,202)
Accumulated undistributed net investment income ..........          3,399
Accumulated net realized loss ............................    (22,710,456)
                                                             -------------
   NET ASSETS ............................................   $267,933,007
                                                             ============
NET ASSET VALUE PER SHARE,
  27,728,120 shares outstanding
  (unlimited shares authorized of $.01 par value).........          $9.66
                                                                    =====



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the year ended May 31, 2000





NET INVESTMENT INCOME:
INTEREST INCOME ...............................   $17,379,570
                                                  -----------
EXPENSES
Investment management fee .....................    1,006,144
Plan of distribution fee ......................      965,358
Transfer agent fees and expenses ..............      110,283
Professional fees .............................       84,628
Registration fees .............................       35,745
Shareholder reports and notices ...............       33,489
Custodian fees ................................       20,877
Trustees' fees and expenses ...................       16,421
Other .........................................       22,544
                                                  -----------
   TOTAL EXPENSES .............................    2,295,489
Less: expense offset ..........................      (17,901)
                                                  -----------
   NET EXPENSES ...............................    2,277,588
                                                  -----------
   NET INVESTMENT INCOME ......................   15,101,982
                                                  -----------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss .............................   (4,097,739)
Net change in unrealized depreciation .........   (2,823,564)
                                                  -----------
   NET LOSS ...................................   (6,921,303)
                                                  -----------
NET INCREASE ..................................   $8,180,679
                                                  ==========


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS




                                                           FOR THE YEAR       FOR THE YEAR
                                                               ENDED             ENDED
                                                           MAY 31, 2000       MAY 31, 1999
                                                         ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................   $ 15,101,982       $ 15,299,041
Net realized loss ....................................     (4,097,739)          (147,939)
Net change in unrealized depreciation ................     (2,823,564)        (3,693,983)
                                                         ------------       ------------
   NET INCREASE ......................................      8,180,679         11,457,119
Dividends from net investment income .................    (15,237,525)       (15,365,360)
Net increase (decrease) from transactions in shares of
  beneficial interest ................................    (38,068,974)        75,942,528
                                                         ------------       ------------
   NET INCREASE (DECREASE) ...........................    (45,125,820)        72,034,287
NET ASSETS:
Beginning of period ..................................    313,058,827        241,024,540
                                                         ------------       ------------
   END OF PERIOD
   (Including undistributed net investment income of
   $3,399 and $138,942, respectively) ................   $267,933,007       $313,058,827
                                                         ============       ============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST
NOTES TO FINANCIAL STATEMENTS, May 31, 2000


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is current income, preservation of principal and liquidity. The Fund seeks to achieve its objective by investing its assets in U.S. Treasury securities backed by the full faith and credit of the U.S. Government. The Fund was organized as a Massachusetts business trust on June 4, 1991 and commenced operations on August 13, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST
NOTES TO FINANCIAL STATEMENTS, May 31, 2000, continued


income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the net assets of the Fund determined as of the close of each business day.


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.35% of the Fund's average daily net assets during the month. For the year ended May 31, 2000, the distribution fee was accrued at the annual rate of 0.34%.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended May 31, 2000 aggregated $789,299,623 and $742,325,778, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of

MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST
NOTES TO FINANCIAL STATEMENTS, May 31, 2000, continued


retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended May 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,106. At May 31, 2000, the Fund had an accrued pension liability of $43,934 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:





                                                                   FOR THE YEAR                         FOR THE YEAR
                                                                       ENDED                               ENDED
                                                                   MAY 31, 2000                         MAY 31, 1999
                                                       ------------------------------------- ----------------------------------
                                                             SHARES            AMOUNT               SHARES           AMOUNT
                                                       ----------------- -------------------   ---------------- -----------------
Shares sold ........................................       107,024,802    $  1,047,671,631        104,838,196    $1,054,466,860
Shares issued in reinvestment of dividends .........         1,027,913          10,046,138          1,157,486        11,633,092
                                                          ------------    ----------------        -----------    --------------
                                                           108,052,715       1,057,717,769        105,995,682     1,066,099,952
Shares repurchased .................................      (111,937,772)     (1,095,786,743)       (98,574,910)     (990,157,424)
                                                          ------------    ----------------        -----------    --------------
Net increase (decrease) ............................        (3,885,057)   $    (38,068,974)         7,420,772    $   75,942,528
                                                          ============    ================        ===========    ==============



6. FEDERAL INCOME TAX STATUS

At May 31, 2000, the Fund had a net capital loss carryover of approximately $19,240,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through May 31 of the following years:




                    AMOUNTS IN THOUSANDS
-------------------------------------------------------------
    2003         2004       2005     2006     2007      2008
    ----         ----       ----     ----     ----      ----
  $11,507       $6,271      $333     $246     $22      $861
  =======       ======      ====     ====     ===      ====



Capital losses incurred after after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $3,403,000 during fiscal 2000.

As of May 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses.


7. RISK RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in zero coupon U.S. Treasury securities. Zero coupon securities are subject to substantially greater market fluctuations during periods of changing prevailing interest rates than are comparable debt securities.

MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:





                                                                         FOR THE YEAR ENDED MAY 31
                                                    --------------------------------------------------------------------
                                                          2000           1999         1998         1997         1996
                                                    ---------------- ------------ ------------ ------------ ------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............    $   9.90        $  9.96      $  9.85      $  9.84      $  9.98
                                                       --------        -------      -------      -------      -------
Income (loss) from investment operations:
 Net investment income ............................        0.51           0.50         0.53         0.54         0.54
 Net realized and unrealized gain (loss) ..........       (0.24)         (0.06)        0.11            -        (0.14)
                                                       --------        --------     -------      -------      -------
Total income from investment operations ...........        0.27           0.44         0.64         0.54         0.40
                                                       --------        --------     -------      -------      -------
Less dividends from net investment income .........       (0.51)         (0.50)       (0.53)       (0.53)       (0.54)
                                                       --------        --------     --------     -------      -------
Net asset value, end of period ....................    $   9.66        $  9.90      $  9.96      $  9.85      $  9.84
                                                       ========        =======      =======      =======      =======
TOTAL RETURN+ .....................................        2.83%          4.50%        6.68%        5.63%        4.09%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................        0.80%(1)       0.80%        0.82%        0.83%        0.84%
Net investment income .............................        5.25%          4.95%        5.30%        5.42%        5.33%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........    $267,933       $313,059     $241,025     $230,267     $258,637
Portfolio turnover rate ...........................         255%           164%          95%         149%          63%



-------------
+ Calculated based on the net asset value as of the last business day of the period.
(1) Does not reflect the effect of expense offset of 0.01%.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust (the "Fund") at May 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
June 30, 2000

MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS


On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

            MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST

                            PART C OTHER INFORMATION

Item 23.    Exhibits
--------    --------------------------------------------------------------------

1 (a). Declaration of Trust of the Registrant, dated June 3, 1991, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on July 29, 1998.

1 (b). Amendment dated June 22, 1998 to the Declaration of Trust of the Registrant is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on July 29, 1998.

2. Amended and Restated By-Laws of the Registrant, dated May 1, 1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on June 30, 1999.

3.          Not Applicable.

4. Amended Investment Management Agreement is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on July 29, 1998.

5 (a).      Amended Distribution Agreement is incorporated by reference to
            Exhibit 6 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on July 31, 1997.

5 (b). Amended Selected Dealer Agreement between the Registrant and Dean Witter Distributors Inc. is incorporated by reference to Exhibit 6 of Post-Effective No. 4 to the Registration Statement on Form N-1A, filed on July 28, 1994.

5 (c). Omnibus Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and National Financial Services Corporation, dated October 17, 1998, is incorporated by reference to Exhibit 5 (c) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A.

6. Amended and Restated Retirement Plan, dated May 8, 1997,is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on June 30, 1999.

7 (a). Custody Agreement between The Bank of New York and the Registrant is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on July 23, 1996.

7 (b). Amendment dated April 17, 1996 to the Custody Agreement is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on July 23, 1996.

8 (a). Amended and Restated Transfer Agency and Service Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on July 29, 1998.

8 (b). Amended Services Agreement is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on July 29, 1998.

9 (a). Opinion of Sheldon Curtis, Esq., dated July 25, 1991 is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on June 30, 1999.

9 (b). Opinion of Gaston & Snow, Massachusetts Counsel, dated July 25, 1991, is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on June 30, 1999.

10.         Consent of Independent Accountants, filed herein.

11.         Not Applicable.

12.         Not Applicable.

13. Amended and Restated Plan of Distribution pursuant to Rule 12b-1 is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on July 31, 1997.

14.         Not Applicable.

16(a). Codes of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc., filed herein.

16(b).      Code of Ethics of Morgan Stanley Dean Witter Funds, filed herein

Other Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on July 29, 1998 and of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on July 28, 1994. The Power of Attorney of James F. Higgins is filed herein.

Item 24. Persons Controlled by or Under Common Control with the Fund.

              None

Item 25. Indemnification.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. Business and Other Connections of Investment Advisor

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

Closed-End Investment Companies
-------------------------------
(1)     Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)     Morgan Stanley Dean Witter California Quality Municipal Securities
(3)     Morgan Stanley Dean Witter Government Income Trust
(4)     Morgan Stanley Dean Witter High Income Advantage Trust
(5)     Morgan Stanley Dean Witter High Income Advantage Trust II
(6)     Morgan Stanley Dean Witter High Income Advantage Trust III
(7)     Morgan Stanley Dean Witter Income Securities Inc.
(8)     Morgan Stanley Dean Witter Insured California Municipal Securities
(9)     Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)    Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)    Morgan Stanley Dean Witter Insured Municipal Securities
(12)    Morgan Stanley Dean Witter Insured Municipal Trust
(13)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)    Morgan Stanley Dean Witter Municipal Income Trust
(17)    Morgan Stanley Dean Witter Municipal Income Trust II
(18)    Morgan Stanley Dean Witter Municipal Income Trust III
(19)    Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)    Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)    Morgan Stanley Dean Witter Prime Income Trust
(22)    Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)    Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)    Morgan Stanley Dean Witter Quality Municipal Securities

Open-end Investment Companies
-----------------------------
(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Institutional Money Trust
(4)     Active Assets Money Trust
(5)     Active Assets Premier Money Trust
(6)     Active Assets Tax-Free Trust
(7)     Morgan Stanley Dean Witter 21st Century Trend Fund
(8)     Morgan Stanley Dean Witter Aggressive Equity Fund
(9)     Morgan Stanley Dean Witter American Opportunities Fund
(10)    Morgan Stanley Dean Witter Balanced Growth Fund
(11)    Morgan Stanley Dean Witter Balanced Income Fund
(12)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)    Morgan Stanley Dean Witter Capital Growth Securities
(15)    Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(16)    Morgan Stanley Dean Witter Convertible Securities Trust
(17)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)    Morgan Stanley Dean Witter Diversified Income Trust
(19)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)    Morgan Stanley Dean Witter Equity Fund
(21)    Morgan Stanley Dean Witter European Growth Fund Inc.

(22)    Morgan Stanley Dean Witter Federal Securities Trust
(23)    Morgan Stanley Dean Witter Financial Services Trust
(24)    Morgan Stanley Dean Witter Fund of Funds
(25)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)    Morgan Stanley Dean Witter Global Utilities Fund
(27)    Morgan Stanley Dean Witter Growth Fund
(28)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)    Morgan Stanley Dean Witter Health Sciences Trust
(30)    Morgan Stanley Dean Witter High Yield Securities Inc.
(31)    Morgan Stanley Dean Witter Income Builder Fund
(32)    Morgan Stanley Dean Witter Information Fund
(33)    Morgan Stanley Dean Witter Intermediate Income Securities
(34)    Morgan Stanley Dean Witter International Fund
(35)    Morgan Stanley Dean Witter International SmallCap Fund
(36)    Morgan Stanley Dean Witter Japan Fund
(37)    Morgan Stanley Dean Witter Latin American Growth Fund
(38)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)    Morgan Stanley Dean Witter Market Leader Trust
(41)    Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(45)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(46)    Morgan Stanley Dean Witter Next Generation Trust
(47)    Morgan Stanley Dean Witter North American Government Income Trust
(48)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(49)    Morgan Stanley Dean Witter Real Estate Fund
(50)    Morgan Stanley Dean Witter S&P 500 Index Fund
(51)    Morgan Stanley Dean Witter S&P 500 Select Fund
(52)    Morgan Stanley Dean Witter Select Dimensions Investment Series
(53)    Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(54)    Morgan Stanley Dean Witter Short-Term Bond Fund
(55)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(56)    Morgan Stanley Dean Witter Small Cap Growth Fund
(57)    Morgan Stanley Dean Witter Special Value Fund
(58)    Morgan Stanley Dean Witter Strategist Fund
(59)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(60)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(61)    Morgan Stanley Dean Witter Tax-Managed Growth Fund
(62)    Morgan Stanley Dean Witter Total Market Index Fund
(63)    Morgan Stanley Dean Witter Total Return Trust
(64)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(65)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(66)    Morgan Stanley Dean Witter Utilities Fund
(67)    Morgan Stanley Dean Witter Value-Added Market Series
(68)    Morgan Stanley Dean Witter Value Fund
(69)    Morgan Stanley Dean Witter Variable Investment Series
(70)    Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN         OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.        AND NATURE OF CONNECTION
----------------------      ----------------------------------------------------

Mitchell M. Merin           President and Chief Operating Officer of Asset
President, Chief            Management of Morgan Stanley Dean Witter & Co.
Executive Officer and       ("MSDW); Chairman, Chief Executive Officer and
Director                    Director of Morgan Stanley Dean Witter Distributors
                            Inc. ("MSDW Distributors") and Morgan Stanley Dean
                            Witter Trust FSB ("MSDW Trust"); President, Chief
                            Executive Officer and Director of Morgan Stanley
                            Dean Witter Services Company Inc. ("MSDW Services");
                            President of the Morgan Stanley Dean Witter Funds;
                            Executive Vice President and Director of Dean Witter
                            Reynolds Inc. ("DWR"); Director of various MSDW subsidiaries; Trustee of various Van Kampen investment companies.

Barry Fink                  General Counsel of Asset Management of MSDW;
Executive Vice President,   Executive Vice President, Secretary, General Counsel
Secretary, General          and Director of MSDW Services; Vice President and
Counsel and Director        Secretary of MSDW Distributors; Vice President,
                            Secretary and General Counsel of the Morgan Stanley
                            Dean Witter Funds.

Joseph J. McAlinden         Vice President of the Morgan Stanley Dean Witter
Executive Vice President    Funds; Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison           Executive Vice President, Chief Administrative
Executive Vice President,   Officer and Director of MSDW Services; Vice
Chief Administrative        President of the Morgan Stanley Dean Witter Funds.
Officer and Director

Edward C. Oelsner, III
Executive Vice President

Joseph R. Arcieri           Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.

Peter M. Avelar             Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.
and Director of the High
Yield Group

Mark Bavoso                 Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.

Douglas Brown
Senior Vice President

NAME AND POSITION WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN         OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.        AND NATURE OF CONNECTION
----------------------      ----------------------------------------------------

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard G. DeSalvo
Senior Vice President
and Director of Investment
Management Services

Richard Felegy
Senior Vice President

Sheila A. Finnerty          Vice President of Morgan Stanley Dean Witter Prime
Senior Vice President       Income Trust.

Edward F. Gaylor            Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.
And Director of the
Research Group

Robert S. Giambrone         Senior Vice President of MSDW Services, MSDW
Senior Vice President       Distributors and MSDW Trust and Director of MSDW
                            Trust; Vice President of the Morgan Stanley Dean
                            Witter Funds.

Rajesh K. Gupta             Vice President of various Morgan Stanley Dean Witter
Senior Vice President,      Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative
Officer - Investments

Kenton J. Hinchliffe        Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.

Kevin Hurley                Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.

Jenny Beth Jones            Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.

Michelle Kaufman            Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.

John B. Kemp, III           President of MSDW Distributors.
Senior Vice President

NAME AND POSITION WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN         OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.        AND NATURE OF CONNECTION
----------------------      ----------------------------------------------------

Anita H. Kolleeny           Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.
and Director of Sector
Rotation

Jonathan R. Page            Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.
and Director of the
Money Market Group

Ira N. Ross                 Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.

Guy G. Rutherfurd, Jr.      Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.
and Director of the
Growth Group

Rochelle G. Siegel          Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.

James Solloway Jr.
Senior Vice President

Katherine H. Stromberg      Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.

Paul D. Vance               Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.
and Director of the
Growth and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of
Shareholder Communication

James F. Willison           Vice President of various Morgan Stanley Dean Witter
Senior Vice President       Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Raymond A. Basile
First Vice President

NAME AND POSITION WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN         OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.        AND NATURE OF CONNECTION
----------------------      ----------------------------------------------------

Thomas F. Caloia            First Vice President and Assistant Treasurer of
First Vice President        MSDW Services; Assistant Treasurer of MSDW
and Assistant               Distributors; Treasurer and Chief Financial and
Treasurer                   Accounting Officer of the Morgan Stanley Dean Witter
                            Funds.

Thomas Chronert
First Vice President

Marilyn K. Cranney          Assistant Secretary of DWR; First Vice President and
First Vice President        Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary     Secretary of MSDW Distributors and the Morgan
                            Stanley Dean Witter Funds.

Salvatore DeSteno           First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

Michael Interrante          First Vice President and Controller of MSDW
First Vice President        Services; Assistant Treasurer of MSDW Distributors;
and Controller              First Vice President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Douglas J. Ketterer
First Vice President

Todd Lebo                   First Vice President and Assistant Secretary of MSDW
First Vice President and    Services; Assistant Secretary of MSDW Distributors
Assistant Secretary         and the Morgan Stanley Dean Witter Funds.

Lou Anne D. McInnis         First Vice President and Assistant Secretary of MSDW
First Vice President and    Services; Assistant Secretary of MSDW Distributors
Assistant Secretary         and the Morgan Stanley Dean Witter Funds.

Carsten Otto                First Vice President and Assistant Secretary of MSDW
First Vice President        Services; Assistant Secretary of MSDW Distributors
and Assistant Secretary     and the Morgan Stanley Dean Witter Funds.

Carl F. Sadler
First Vice President

NAME AND POSITION WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN         OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.        AND NATURE OF CONNECTION
----------------------      ----------------------------------------------------

Ruth Rossi                  First Vice President and Assistant Secretary of MSDW
First Vice President and    Services; Assistant Secretary of MSDW Distributors
Assistant Secretary         and the Morgan Stanley Dean Witter Funds.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz               Vice President of Morgan Stanley Dean Witter Global
Vice President              Utilities Fund.

Sean Aurigemma
Vice President

Armon Bar-Tur               Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Maurice Bendrihem
Vice President and
Assistant Controller

Thomas A. Bergeron
Vice President

Philip Bernstein
Vice President

Dale Boettcher
Vice President

Michelina Calandrella
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

NAME AND POSITION WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN         OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.        AND NATURE OF CONNECTION
----------------------      ----------------------------------------------------

Liam Carroll
Vice President

Philip Casparius
Vice President

Annette Celenza
Vice President

Aaron Clark                 Vice President of Morgan Stanley Dean Witter Market
Vice President              Leader Trust

William Connerly
Vice President

Virginia Connors
Vice President

Michael J. Davey
Vice President

David Dineen                Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

June Ewers
Vice President

Jeffrey D. Geffen           Vice President of Morgan Stanley Dean Witter U.S.
Vice President              Government Securities Trust

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity Burke
Vice President

Peter Gewirtz
Vice President

Mina Gitsevich
Vice President

NAME AND POSITION WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN         OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.        AND NATURE OF CONNECTION
----------------------      ----------------------------------------------------

Ellen Gold
Vice President

Amy Golub
Vice President

Stephen Greenhut
Vice President

Joan Hamilton
Vice President

Trey Hancock
Vice President

Laury A. Haskamp
Vice President

Matthew T. Haynes           Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Peter Hermann Jr.           Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

David T. Hoffman
Vice President

Thomas G. Hudson II
Vice President

Linda Jones
Vice President

Norman Jones
Vice President

Kevin Jung                  Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Carol Espejo-Kane
Vice President

Nancy Karole Kennedy
Vice President

Paula LaCosta               Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

NAME AND POSITION WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN         OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.        AND NATURE OF CONNECTION
----------------------      ----------------------------------------------------

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Lester Lay
Vice President

Phuong Le
Vice President

Gerard J. Lian              Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Cameron J. Livingstone
Vice President

Nancy Login Cole
Vice President

Sharon Loguercio
Vice President

Stephanie Lovinger
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco        Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Peter R. McDowell
Vice President

Albert McGarity
Vice President

Teresa McRoberts            Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Mark Mitchell
Vice President

Thomas Moore
Vice President

NAME AND POSITION WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN         OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.        AND NATURE OF CONNECTION
----------------------      ----------------------------------------------------

Julie Morrone               Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Mary Beth Mueller
Vice President

David Myers                 Vice President of Morgan Stanley Dean Witter Natural
Vice President              Resource Development Securities Inc.

James Nash
Vice President

Daniel Niland
Vice President

Richard Norris
Vice President

Hilary A. O'Neill
Vice President

Steven Orlov
Vice President

Mori Paulsen
Vice President

Anne Pickrell
Vice President

Reginald Rigaud
Vice President

Frances Roman
Vice President

Dawn Rorke
Vice President

John Roscoe                 Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Hugh Rose
Vice President

Robert Rossetti             Vice President of Morgan Stanley Dean Witter
Vice President              Competitive Edge Fund.

NAME AND POSITION WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN         OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.        AND NATURE OF CONNECTION
----------------------      ----------------------------------------------------

Sally Sancimino             Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Donna Savoca
Vice President

Howard A. Schloss           Vice President of Morgan Stanley Dean Witter Federal
Vice President              Securities Trust.

Alison M. Sharkey
Vice President

Peter J. Seeley             Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Ronald B. Silvestri         Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Herbert Simon
Vice President

Martha Slezak
Vice President

Otha Smith
Vice President

Stuart Smith
Vice President

Robert Stearns
Vice President

Naomi Stein
Vice President

William Stevens
Vice President

Michael Strayhorn
Vice President

NAME AND POSITION WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN         OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.        AND NATURE OF CONNECTION
----------------------      ----------------------------------------------------

Marybeth Swisher
Vice President

Michael Thayer
Vice President

Bradford Thomas
Vice President

Barbara Toich
Vice President

Robert Vanden Assem
Vice President

Frank Vindigni
Vice President

David Walsh
Vice President

Alice Weiss                 Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

John Wong
Vice President

     The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, and the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27. Principal Underwriters

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Institutional Money Trust
(4)     Active Assets Money Trust
(5)     Active Assets Premier Money Trust
(6)     Active Assets Tax-Free Trust
(7)     Morgan Stanley Dean Witter 21st Century Trend Fund
(8)     Morgan Stanley Dean Witter Aggressive Equity Fund

(9)     Morgan Stanley Dean Witter American Opportunities Fund
(10)    Morgan Stanley Dean Witter Balanced Growth Fund
(11)    Morgan Stanley Dean Witter Balanced Income Fund
(12)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)    Morgan Stanley Dean Witter Capital Growth Securities
(15)    Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(16)    Morgan Stanley Dean Witter Convertible Securities Trust
(17)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)    Morgan Stanley Dean Witter Diversified Income Trust
(19)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)    Morgan Stanley Dean Witter Equity Fund
(21)    Morgan Stanley Dean Witter European Growth Fund Inc.
(22)    Morgan Stanley Dean Witter Federal Securities Trust
(23)    Morgan Stanley Dean Witter Financial Services Trust
(24)    Morgan Stanley Dean Witter Fund of Funds
(25)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)    Morgan Stanley Dean Witter Global Utilities Fund
(27)    Morgan Stanley Dean Witter Growth Fund
(28)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)    Morgan Stanley Dean Witter Health Sciences Trust
(30)    Morgan Stanley Dean Witter High Yield Securities Inc.
(31)    Morgan Stanley Dean Witter Income Builder Fund
(32)    Morgan Stanley Dean Witter Information Fund
(33)    Morgan Stanley Dean Witter Intermediate Income Securities
(34)    Morgan Stanley Dean Witter International Fund
(35)    Morgan Stanley Dean Witter International SmallCap Fund
(36)    Morgan Stanley Dean Witter Japan Fund
(37)    Morgan Stanley Dean Witter Latin American Growth Fund
(38)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)    Morgan Stanley Dean Witter Market Leader Trust
(41)    Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(45)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(46)    Morgan Stanley Dean Witter Next Generation Trust
(47)    Morgan Stanley Dean Witter North American Government Income Trust
(48)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(49)    Morgan Stanley Dean Witter Prime Income Trust
(50)    Morgan Stanley Dean Witter Real Estate Fund
(51)    Morgan Stanley Dean Witter S&P 500 Index Fund
(52)    Morgan Stanley Dean Witter S&P 500 Select Fund
(53)    Morgan Stanley Dean Witter Short-Term Bond Fund
(54)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(55)    Morgan Stanley Dean Witter Small Cap Growth Fund
(56)    Morgan Stanley Dean Witter Special Value Fund
(57)    Morgan Stanley Dean Witter Strategist Fund
(58)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(59)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust

(60)    Morgan Stanley Dean Witter Tax-Managed Growth Fund
(61)    Morgan Stanley Dean Witter Total Market Index Fund
(62)    Morgan Stanley Dean Witter Total Return Trust
(63)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(64)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(65)    Morgan Stanley Dean Witter Utilities Fund
(66)    Morgan Stanley Dean Witter Value-Added Market Series
(67)    Morgan Stanley Dean Witter Value Fund
(68)    Morgan Stanley Dean Witter Variable Investment Series
(69)    Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

Name                   Positions and Office with MSDW Distributors
----                   -------------------------------------------

James F. Higgins       Director

Philip J. Purcell      Director

John Schaeffer         Director

Charles Vadala         Senior Vice President and Financial Principal.

Item 28. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29. Management Services

     Registrant is not a party to any such management-related service contract.

Item 30. Undertakings

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of July, 2000.

                        MORGAN STANLEY DEAN WITTER SHORT-TERM U.S TREASURY TRUST

                                           By /s/ Barry Fink
                                             -----------------------------------
                                                  Barry Fink
                                                  Vice President Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post -Effective Amendment No.10 has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                            Title                     Date
         ----------                            -----                     ----

(1) Principal Executive Officer         Chief Executive Officer,
                                        Trustee and Chairman
By /s/ Charles A. Fiumefreddo                                           07/27/00
  -----------------------------------
       Charles A. Fiumefreddo

(2) Principal Financial Officer         Treasurer and Principal
                                        Accounting Officer

By /s/ Thomas F. Caloia                                                 07/27/00
  -----------------------------------
       Thomas F. Caloia

(3) Majority of the Trustees

 Charles A. Fiumefreddo (Chairman)
 Philip J. Purcell
 James F. Higgins

By /s/ Barry Fink                                                       07/27/00
  -----------------------------------
       Barry Fink
       Attorney-in-Fact

  Michael Bozic          Manuel H. Johnson
  Edwin J. Garn          Michael E. Nugent
  Wayne E. Hedien        John L. Schroeder

By /s/ David M. Butowsky                                                07/27/00
  -----------------------------------
       David M. Butowsky
       Attorney-in-Fact

            MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST

                                  EXHIBIT INDEX

10.       Consent of Independent Accountants.

16(a). Code of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc.

16(b).    Code of Ethics of the Morgan Stanley Dean Witter Funds.

Other.    Power of Attorney of James F. Higgins.